CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Loss for the period	$ (35,131,015)	$ (107,983,475)	$ (21,634,068)
Adjustments for:
Depreciation	641,621	384,126	534,545
Share-based payments	3,189,808	3,292,877	2,484,543
Damages provision			738,021
Impairment of right-of-use asset	75,407
Accrued employee termination expenses		373,171
Gain on sale of assets		(238,907)
Loss on disposal of assets		51,106
Accretion on collaboration, license and settlement agreements provision	298,849	4,129,758
Unrealized loss/(gain) on derivative liability and convertible notes	3,235,591	814,827	(10,732,089)
Realized loss/(gain) on exercise of warrants and convertible notes	1,692,628	28,003,594
Amortization of deferred loss		46,894,189	3,351,987
Write-down accounts receivable	64,600	489,449
Income tax expense	28,793	107,093	484,428
Interest income and expenses	(56,000)	(183,065)	(355,806)
Cash applied to operating activities before change in non-cash working capital	(25,959,718)	(23,865,257)	(25,128,439)
Net change in non-cash working capital items:
Accounts receivable	(133,153)	198,331	1,907,768
Inventory	(359,908)	139,814	(174,392)
Research and development supplies	662,201	(59,393)	(1,274,653)
Prepaid expenses and other assets	(167,336)	282,091	(235,366)
Accounts payable and accrued liabilities	3,979,669	504,655	(1,046,664)
Damages provision			(112,519,117)
Payment of amounts due on collaboration, license and settlement agreements	(2,150,000)
Net change in non-cash working capital	1,831,473	1,065,498	(113,342,424)
Income tax and Interest paid and received:
Income tax paid	(28,793)	183,065	(255,118)
Interest received	184,912	(178,054)	112,036
Total of income tax, interest paid and received	156,119	5,011	(143,082)
Net cash applied to operating activities	(23,972,126)	(22,794,748)	(138,613,945)
INVESTING ACTIVITIES
(Increase)/decrease in restricted cash	(23,138)	38,524	2,520
Increase in cash held in escrow			70,000,000
Purchase of property, plant and equipment	(243,501)	(190,382)	(505,667)
Proceeds from sale of assets		865,610
Net cash applied to investing activities	(266,639)	713,752	69,496,853
FINANCING ACTIVITIES
Proceeds from exercise of warrants	1,200,400	13,816,648	18,750
Proceeds From Public Offering	8,118,030
Proceeds from private placement	11,483,496
Proceeds from financing from fees			65,324,997
Proceeds from exercise of options			234,952
Payment of lease obligation	(513,137)
Net cash from financing activities	20,288,789	13,816,648	65,578,699
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,949,976)	(8,264,348)	(3,538,393)
CASH AND CASH EQUIVALENTS
Beginning of the period	9,242,809	17,507,157	22,954,571
Exchange difference on cash and cash equivalents			(1,909,021)
End of the period	5,292,833	9,242,809	17,507,157
Represented by:
Cash and cash equivalents	$ 5,292,833	$ 9,242,809	$ 17,507,157